UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFBT-QTLY-1207

1.809084.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 84.1%
Biotechnology - 84.1%
Acadia Pharmaceuticals, Inc. (a)	31,774	$ 488,684
Acorda Therapeutics, Inc. (a)	6,200	125,674
Affymax, Inc.	8,100	230,445
Alexion Pharmaceuticals, Inc. (a)	35,726	2,733,039
Alkermes, Inc. (a)	42,640	690,768
Alnylam Pharmaceuticals, Inc. (a)	10,000	315,800
Altus Pharmaceuticals, Inc. (a)	6,912	95,662
Amgen, Inc. (a)	221,040	12,844,634
Amylin Pharmaceuticals, Inc. (a)	30,808	1,386,976
Arena Pharmaceuticals, Inc. (a)	9,800	94,178
ArQule, Inc. (a)	14,481	113,676
Array Biopharma, Inc. (a)	4,500	50,400
Biogen Idec, Inc. (a)	58,993	4,391,439
Celgene Corp. (a)	5,398	356,268
Cephalon, Inc. (a)	35,099	2,588,200
Cepheid, Inc. (a)	7,900	204,452
Cougar Biotechnology, Inc. (a)	13,800	467,820
Cubist Pharmaceuticals, Inc. (a)	13,315	311,571
Cytokinetics, Inc. (a)	885	4,381
Cytos Biotechnology AG (a)	559	46,330
Dendreon Corp. (a)(d)	14,900	111,303
Enzon Pharmaceuticals, Inc. (a)	6,800	64,804
Genentech, Inc. (a)	69,365	5,142,027
Gilead Sciences, Inc. (a)	75,888	3,505,267
GTx, Inc. (a)	10,700	168,846
Halozyme Therapeutics, Inc. (a)	6,310	57,926
Human Genome Sciences, Inc. (a)	54,177	512,514
ImClone Systems, Inc. (a)	13,000	560,950
Indevus Pharmaceuticals, Inc. (a)	28,657	220,659
Isis Pharmaceuticals, Inc. (a)	20,800	366,496
LifeCell Corp. (a)	4,100	180,646
Ligand Pharmaceuticals, Inc. Class B	10,400	55,952
MannKind Corp. (a)	23,300	212,729
Martek Biosciences (a)	5,200	158,860
Medarex, Inc. (a)	15,834	189,216
Millennium Pharmaceuticals, Inc. (a)	58,019	685,785
Momenta Pharmaceuticals, Inc. (a)	10,708	139,311
Myriad Genetics, Inc. (a)	9,205	509,589
Neurochem, Inc. (a)	1,300	4,681
Neurocrine Biosciences, Inc. (a)	50,119	463,601
Novacea, Inc. (a)	5,300	40,916
Omrix Biopharmaceuticals, Inc. (a)	4,100	142,844
ONYX Pharmaceuticals, Inc. (a)	17,794	831,158
OREXIGEN Therapeutics, Inc.	13,526	198,021
OSI Pharmaceuticals, Inc. (a)	33,200	1,380,124
PDL BioPharma, Inc. (a)	57,600	1,221,120
Pharmion Corp. (a)	4,866	234,152
Poniard Pharmaceuticals, Inc. (a)	8,500	39,440
Progenics Pharmaceuticals, Inc. (a)	8,800	203,808
Regeneron Pharmaceuticals, Inc. (a)	25,199	554,378

	Shares	Value
Sangamo Biosciences, Inc. (a)	9,150	$ 173,759
Savient Pharmaceuticals, Inc. (a)	10,600	149,248
Theravance, Inc. (a)	9,365	234,312
United Therapeutics Corp. (a)	8,403	575,101
Vanda Pharmaceuticals, Inc. (a)	38,439	576,585
Vertex Pharmaceuticals, Inc. (a)	60,400	1,953,336
ViaCell, Inc. (a)	500	3,625
Zymogenetics, Inc. (a)	4,595	61,803
		49,425,289
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Health Care Equipment - 2.6%
Alsius Corp. (a)	15,600	58,500
Clinical Data, Inc. (a)	7,847	219,716
Gen-Probe, Inc. (a)	4,723	330,704
Quidel Corp. (a)	43,600	900,340
TomoTherapy, Inc.	200	4,374
		1,513,634
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	11,700	93,600
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Life Sciences Tools & Services - 3.4%
AMAG Pharmaceuticals, Inc.	3,915	255,845
Applera Corp. - Celera Genomics Group (a)	19,000	309,890
Exelixis, Inc. (a)	43,700	480,700
Medivation, Inc. (a)	1,359	28,390
QIAGEN NV (a)	38,955	917,001
		1,991,826
PHARMACEUTICALS - 9.3%
Pharmaceuticals - 9.3%
Akorn, Inc. (a)	131,279	968,839
Auxilium Pharmaceuticals, Inc. (a)	28,551	754,032
Biodel, Inc.	28,164	476,535
Cardiome Pharma Corp. (a)	2,600	27,261
Catalyst Pharmaceutical Partners, Inc.	22,041	68,327
Cypress Bioscience, Inc. (a)	2,700	36,423
Elan Corp. PLC sponsored ADR (a)	67,400	1,604,120
Jazz Pharmaceuticals, Inc.	7,900	105,702
Sepracor, Inc. (a)	11,996	330,370
Sirtris Pharmaceuticals, Inc.	4,200	71,232
ULURU, Inc.	300	1,257
XenoPort, Inc. (a)	21,500	1,055,220
		5,499,318
TOTAL COMMON STOCKS (Cost $51,418,970)		58,523,667
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	207,600	$ 207,600
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	99,975	99,975
TOTAL MONEY MARKET FUNDS (Cost $307,575)		307,575
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.55%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $41,000)	$ 41,005	41,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $51,767,545)	58,872,242
NET OTHER ASSETS - (0.2)%	(99,046)
NET ASSETS - 100%	$ 58,773,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 11/01/07 at 4.55%
ABN AMRO Bank N.V., New York Branch	$ 19,546
Banc of America Securities LLC	11,801
Merrill Lynch Government Securities, Inc.	1,370
Mizuho Securities USA, Inc.	7,818
Morgan Stanley & Co., Inc.	465
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,897
Fidelity Securities Lending Cash Central Fund	3,614
Total	$ 7,511
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $53,447,738. Net unrealized appreciation aggregated $5,424,504, of which $9,612,728 related to appreciated investment securities and $4,188,224 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFDC-QTLY-1207

1.809086.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.8%
Communications Equipment - 77.8%
3Com Corp. (a)	7,700	$ 37,576
Acme Packet, Inc.	100	1,436
Adtran, Inc.	3,083	74,208
ADVA AG Optical Networking (a)	7,013	58,118
Airvana, Inc.	6,808	47,860
Alcatel-Lucent SA sponsored ADR	9,403	91,115
Aruba Networks, Inc.	100	1,909
AudioCodes Ltd. (a)	20,500	133,455
Avanex Corp. (a)	11,600	21,460
Bookham, Inc. (a)	18,772	56,128
Carrier Access Corp. (a)	3,100	8,959
Ceragon Networks Ltd. (a)	100	1,821
Ciena Corp. (a)	5,607	268,351
Cisco Systems, Inc. (a)	38,100	1,259,586
Comtech Group, Inc. (a)	7,601	163,498
Comverse Technology, Inc. (a)	25,306	486,381
Corning, Inc.	20,900	507,243
F5 Networks, Inc. (a)	13,800	497,214
Finisar Corp. (a)	2,800	6,496
Foundry Networks, Inc. (a)	6,900	145,866
Foxconn International Holdings Ltd. (a)	2,000	5,577
Harris Stratex Networks, Inc. Class A (a)	15,695	300,088
Infinera Corp.	500	11,035
Ixia (a)	2,963	30,993
JDS Uniphase Corp. (a)	4,600	70,196
Juniper Networks, Inc. (a)	20,150	725,400
Motorola, Inc.	17,500	328,825
Nortel Networks Corp. (a)	2,700	43,580
Opnext, Inc.	500	5,950
Orckit Communications Ltd. (a)	3,800	27,816
Powerwave Technologies, Inc. (a)	69,500	386,420
QUALCOMM, Inc.	13,400	572,582
Research In Motion Ltd. (a)	17,520	2,181,414
Riverbed Technology, Inc.	2,300	77,717
Riverstone Networks, Inc. (a)	30,300	0
Sonus Networks, Inc. (a)	34,704	239,458
Starent Networks Corp.	1,500	37,170
Symmetricom, Inc. (a)	8,145	38,607
		8,951,508
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 0.9%
Compal Electronics, Inc.	5,698	7,220
Concurrent Computer Corp. (a)	77,917	88,825
NEC Corp. sponsored ADR	90	450
		96,495
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	27,084
TOTAL COMPUTERS & PERIPHERALS		123,579

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.1%
Level 3 Communications, Inc. (a)	5,900	$ 17,877
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Electronic Equipment & Instruments - 0.7%
Chi Mei Optoelectronics Corp.	8,227	11,809
HannStar Display Corp. (a)	48,024	22,163
Nippon Electric Glass Co. Ltd.	3,000	51,001
		84,973
Electronic Manufacturing Services - 0.4%
Molex, Inc.	500	14,280
Trimble Navigation Ltd. (a)	600	25,020
		39,300
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		124,273
HOUSEHOLD DURABLES - 3.1%
Consumer Electronics - 3.1%
Tele Atlas NV (a)	8,800	353,414
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Openwave Systems, Inc.	18,107	71,704
RADVision Ltd. (a)	3,050	39,833
		111,537
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	104	717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
Semiconductor Equipment - 0.5%
EMCORE Corp. (a)	5,800	62,582
Semiconductors - 5.4%
Actel Corp. (a)	451	5,137
AMIS Holdings, Inc. (a)	5,900	45,253
Applied Micro Circuits Corp. (a)	11,032	35,523
Broadcom Corp. Class A (a)	1,300	42,315
Conexant Systems, Inc. (a)	12,800	16,384
Cree, Inc. (a)	1,100	30,800
CSR PLC (a)	2,000	26,841
Exar Corp. (a)	143	1,739
Hittite Microwave Corp. (a)	600	30,150
Intersil Corp. Class A	2,000	60,680
Marvell Technology Group Ltd. (a)	5,900	106,377
Microsemi Corp. (a)	449	11,948
Mindspeed Technologies, Inc. (a)	12,509	21,891
MIPS Technologies, Inc. (a)	1,398	11,044
Pericom Semiconductor Corp. (a)	1,700	25,398
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	3,384
PLX Technology, Inc. (a)	1,400	14,616
PMC-Sierra, Inc. (a)	3,100	27,931
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	$ 45,000
Silicon Storage Technology, Inc. (a)	1,200	3,984
SiRF Technology Holdings, Inc. (a)	200	5,962
Soitec SA (a)	2,100	40,009
Transmeta Corp. (a)	290	3,828
Vimicro International Corp. sponsored ADR (a)	600	3,042
		619,236
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		681,818
SOFTWARE - 7.5%
Application Software - 3.6%
NAVTEQ Corp. (a)	2,100	162,120
Smith Micro Software, Inc. (a)	6,700	103,247
Taleo Corp. Class A (a)	100	2,795
Ulticom, Inc. (a)	17,898	147,659
		415,821
Home Entertainment Software - 0.6%
Ubisoft Entertainment SA (a)	800	65,706
Systems Software - 3.3%
Allot Communications Ltd.	300	1,875
Sandvine Corp. (U.K.) (a)	57,300	381,215
		383,090
TOTAL SOFTWARE		864,617
TOTAL COMMON STOCKS (Cost $9,547,382)		11,229,340
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	$ 25,948
Money Market Funds - 3.0%
Shares
Fidelity Cash Central Fund, 4.97% (b) (Cost $340,604)	340,604	340,604
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $9,907,986)	11,595,892
NET OTHER ASSETS - (0.8)%	(94,464)
NET ASSETS - 100%	$ 11,501,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,684
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,013,916. Net unrealized appreciation aggregated $1,581,976, of which $3,071,083 related to appreciated investment securities and $1,489,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFCI-QTLY-1207

1.809085.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
Johnson Controls, Inc.	30,300	$ 1,324,716
AUTOMOBILES - 1.9%
Automobile Manufacturers - 1.2%
General Motors Corp. (d)	6,484	254,108
Renault SA	1,100	184,708
Toyota Motor Corp. sponsored ADR	1,700	194,548
		633,364
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc. (d)	7,200	370,800
TOTAL AUTOMOBILES		1,004,164
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	100	5,168
DIVERSIFIED CONSUMER SERVICES - 2.8%
Education Services - 2.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,200	808,452
Career Education Corp. (a)	7,200	257,328
		1,065,780
Specialized Consumer Services - 0.7%
Sotheby's Class A (ltd. vtg.) (d)	6,700	362,939
TOTAL DIVERSIFIED CONSUMER SERVICES		1,428,719
FOOD & STAPLES RETAILING - 4.6%
Drug Retail - 1.0%
CVS Caremark Corp.	12,500	522,125
Food Distributors - 0.5%
Sysco Corp.	7,700	264,033
Food Retail - 0.9%
Susser Holdings Corp.	17,383	433,532
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	16,900	1,136,694
TOTAL FOOD & STAPLES RETAILING		2,356,384
HOTELS, RESTAURANTS & LEISURE - 14.2%
Casinos & Gaming - 4.1%
International Game Technology	23,600	1,029,196
Las Vegas Sands Corp. (a)	4,500	598,860
Penn National Gaming, Inc. (a)	8,100	500,175
		2,128,231
Hotels, Resorts & Cruise Lines - 4.0%
Accor SA	6,600	629,854
Carnival Corp. unit	15,000	719,700

	Shares	Value
Royal Caribbean Cruises Ltd.	9,000	$ 385,920
Starwood Hotels & Resorts Worldwide, Inc.	6,000	341,160
		2,076,634
Restaurants - 6.1%
McDonald's Corp.	52,100	3,110,370
TOTAL HOTELS, RESTAURANTS & LEISURE		7,315,235
HOUSEHOLD DURABLES - 1.4%
Homebuilding - 0.7%
Toll Brothers, Inc. (a)(d)	15,000	343,650
Household Appliances - 0.7%
The Stanley Works	2,300	132,365
Whirlpool Corp.	2,900	229,622
		361,987
TOTAL HOUSEHOLD DURABLES		705,637
INTERNET & CATALOG RETAIL - 3.3%
Catalog Retail - 1.3%
Liberty Media Corp. - Interactive Series A (a)	31,100	660,253
Internet Retail - 2.0%
Amazon.com, Inc. (a)(d)	6,700	597,305
Blue Nile, Inc. (a)(d)	4,700	371,488
Orbitz Worldwide, Inc.	6,300	66,465
		1,035,258
TOTAL INTERNET & CATALOG RETAIL		1,695,511
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Google, Inc. Class A (sub. vtg.) (a)	900	636,300
LoopNet, Inc. (a)	15,300	288,405
		924,705
LEISURE EQUIPMENT & PRODUCTS - 1.2%
Leisure Products - 0.7%
Mattel, Inc.	17,800	371,842
Photographic Products - 0.5%
Eastman Kodak Co. (d)	8,400	240,744
TOTAL LEISURE EQUIPMENT & PRODUCTS		612,586
MEDIA - 28.1%
Advertising - 3.0%
National CineMedia, Inc.	14,800	398,416
Omnicom Group, Inc.	22,900	1,167,442
		1,565,858
Broadcasting & Cable TV - 6.6%
Clear Channel Communications, Inc.	16,600	626,982
Comcast Corp. Class A (a)(d)	95,350	2,007,118
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting & Cable TV - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	20,500	$ 509,425
Time Warner Cable, Inc.	8,100	231,579
		3,375,104
Movies & Entertainment - 14.8%
Cinemark Holdings, Inc.	7,200	123,912
Live Nation, Inc. (a)	9,712	198,513
News Corp.:
Class A	64,984	1,408,203
Class B	5,600	128,408
Regal Entertainment Group Class A (d)	53,600	1,209,752
The Walt Disney Co.	38,800	1,343,644
Time Warner, Inc.	165,600	3,023,856
Viacom, Inc. Class B (non-vtg.) (a)	4,200	173,418
		7,609,706
Publishing - 3.7%
McGraw-Hill Companies, Inc.	22,500	1,125,900
R.H. Donnelley Corp. (a)	14,600	800,810
		1,926,710
TOTAL MEDIA		14,477,378
MULTILINE RETAIL - 9.8%
Department Stores - 3.9%
JCPenney Co., Inc.	11,700	658,008
Kohl's Corp. (a)	8,500	467,245
Macy's, Inc.	13,500	432,405
Nordstrom, Inc. (d)	11,400	449,616
		2,007,274
General Merchandise Stores - 5.9%
Family Dollar Stores, Inc.	4,400	111,540
Lojas Americanas SA (PN)	150	1,746
Target Corp.	47,400	2,908,464
		3,021,750
TOTAL MULTILINE RETAIL		5,029,024
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc.	13,500	333,450
SOFTWARE - 0.0%
Home Entertainment Software - 0.0%
Activision, Inc. (a)	1,000	23,650

	Shares	Value
SPECIALTY RETAIL - 21.2%
Apparel Retail - 4.6%
Abercrombie & Fitch Co. Class A	7,200	$ 570,240
Casual Male Retail Group, Inc. (a)(d)	25,400	212,344
Collective Brands, Inc. (a)	15,100	279,199
Gap, Inc.	16,700	315,630
TJX Companies, Inc.	21,048	608,919
Tween Brands, Inc. (a)	5,800	178,060
Urban Outfitters, Inc. (a)	7,800	197,106
		2,361,498
Automotive Retail - 0.8%
Advance Auto Parts, Inc.	6,800	232,016
Penske Auto Group, Inc. (d)	8,000	178,240
		410,256
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc. (d)	14,506	703,831
Gamestop Corp. Class A (a)	2,200	130,284
		834,115
Home Improvement Retail - 7.3%
Home Depot, Inc.	58,867	1,854,899
Lowe's Companies, Inc.	58,300	1,567,687
Sherwin-Williams Co.	5,300	338,776
		3,761,362
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc.	9,000	282,960
Specialty Stores - 6.4%
PetSmart, Inc.	30,600	916,470
Staples, Inc.	72,038	1,681,367
Tiffany & Co., Inc. (d)	12,500	677,250
		3,275,087
TOTAL SPECIALTY RETAIL		10,925,278
TEXTILES, APPAREL & LUXURY GOODS - 5.7%
Apparel, Accessories & Luxury Goods - 3.0%
Burberry Group PLC	19,300	246,773
Coach, Inc. (a)	28,000	1,023,680
G-III Apparel Group Ltd. (a)	14,100	229,407
Lululemon Athletica, Inc. (d)	1,200	63,864
		1,563,724
Footwear - 2.7%
Deckers Outdoor Corp. (a)	5,548	775,555
Iconix Brand Group, Inc. (a)	20,800	475,280
K-Swiss, Inc. Class A	5,500	128,700
		1,379,535
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,943,259
TOTAL COMMON STOCKS (Cost $47,677,307)		51,104,864
Money Market Funds - 15.4%
	Shares	Value
Fidelity Cash Central Fund, 4.97% (b)	241,465	$ 241,465
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	7,698,450	7,698,450
TOTAL MONEY MARKET FUNDS (Cost $7,939,915)		7,939,915
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $55,617,222)	59,044,779
NET OTHER ASSETS - (14.6)%	(7,543,357)
NET ASSETS - 100%	$ 51,501,422
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,211
Fidelity Securities Lending Cash Central Fund	10,563
Total	$ 15,774
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $55,714,762. Net unrealized appreciation aggregated $3,330,017, of which $6,498,610 related to appreciated investment securities and $3,168,593 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFEL-QTLY-1207

1.809067.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CAPITAL MARKETS - 0.7%
Asset Management & Custody Banks - 0.3%
Harris & Harris Group, Inc. (a)	9,552	$ 101,347
Diversified Capital Markets - 0.1%
Indochina Capital Vietnam Holdings Ltd.	3,100	30,210
Investment Banking & Brokerage - 0.3%
REXCAPITAL Financial Holdings Ltd. (a)	375,000	78,020
TOTAL CAPITAL MARKETS		209,577
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
Nanophase Technologies Corp. (a)	25,800	124,872
Nitto Denko Corp.	800	39,064
Tokuyama Corp.	3,000	41,912
Wacker Chemie AG	400	98,229
		304,077
COMMERCIAL SERVICES & SUPPLIES - 4.6%
Diversified Commercial & Professional Services - 4.6%
Arrowhead Research Corp. (a)	29,700	122,661
Arrowhead Research Corp. (a)(c)	259,516	1,071,801
Arrowhead Research Corp. warrants 5/21/17 (a)(c)	64,879	135,958
		1,330,420
COMMUNICATIONS EQUIPMENT - 3.6%
Communications Equipment - 3.6%
AAC Acoustic Technology Holdings, Inc. (a)	34,000	44,827
Alcatel-Lucent SA sponsored ADR	8,700	84,303
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	14,703	105,126
Cisco Systems, Inc. (a)	1,700	56,202
Foxconn International Holdings Ltd. (a)	85,600	238,688
Motorola, Inc.	4,300	80,797
Nokia Corp. sponsored ADR	3,100	123,132
QUALCOMM, Inc.	1,700	72,641
Research In Motion Ltd. (a)	1,200	149,412
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,300	69,115
		1,024,243
COMPUTERS & PERIPHERALS - 2.9%
Computer Hardware - 1.4%
Apple, Inc. (a)	1,200	227,940
Hewlett-Packard Co.	1,700	87,856
High Tech Computer Corp.	5,000	102,022
		417,818
Computer Storage & Peripherals - 1.5%
ASUSTeK Computer, Inc.	44,243	155,694
EMC Corp. (a)	5,200	132,028

	Shares	Value
SanDisk Corp. (a)	1,700	$ 75,480
STEC, Inc. (a)	8,500	54,740
		417,942
TOTAL COMPUTERS & PERIPHERALS		835,760
ELECTRICAL EQUIPMENT - 2.4%
Electrical Components & Equipment - 2.4%
Evergreen Solar, Inc. (a)	15,200	175,712
First Solar, Inc.	800	127,048
Neo-Neon Holdings Ltd.	43,000	50,658
Q-Cells AG (a)	1,000	127,350
SolarWorld AG	1,700	115,316
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,700	100,113
		696,197
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
Electronic Equipment & Instruments - 1.0%
Cyntec Co. Ltd.	27,000	42,923
Motech Industries, Inc.	2,850	29,912
Murata Manufacturing Co. Ltd.	400	24,348
Nan Ya Printed Circuit Board Corp.	10,000	65,597
Nidec Corp.	700	52,608
Phoenix Precision Technology Corp.	51,000	64,390
		279,778
Electronic Manufacturing Services - 2.8%
Benchmark Electronics, Inc. (a)	2,600	53,326
Hon Hai Precision Industry Co. Ltd. (Foxconn)	68,800	522,451
Jabil Circuit, Inc.	10,300	223,819
		799,596
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	2,600	103,948
Wolfson Microelectronics PLC (a)	9,100	48,008
		151,956
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,231,330
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Garmin Ltd.	200	21,480
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Alibaba.com Ltd. (a)	500	1,613
Opera Software ASA (a)	2,000	5,423
		7,036
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
JumpTV, Inc.	18,000	36,221
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
VODone Ltd. (a)	22,000	$ 9,728
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 78.7%
Semiconductor Equipment - 10.7%
Applied Materials, Inc.	54,200	1,052,564
ASE Test Ltd. (a)	4,100	59,450
ASML Holding NV (NY Shares) (a)	4,255	148,585
Eagle Test Systems, Inc. (a)	10,500	132,720
FormFactor, Inc. (a)	5,650	220,972
Global Unichip Corp.	7,000	56,830
Greatek Electronics, Inc.	46,440	72,681
MEMC Electronic Materials, Inc. (a)	5,200	380,744
Nanometrics, Inc. (a)	2,000	22,000
Teradyne, Inc. (a)	8,700	107,358
Tessera Technologies, Inc. (a)	9,400	358,986
Topco Scientific Co. Ltd.	12,840	29,648
Varian Semiconductor Equipment Associates, Inc. (a)	9,300	427,986
		3,070,524
Semiconductors - 68.0%
Advanced Analog Technology, Inc.	6,350	33,617
Advanced Micro Devices, Inc. (a)	68,400	894,672
Advanced Semiconductor Engineering, Inc. sponsored ADR	37,881	228,044
Altera Corp.	30,300	594,486
ARM Holdings PLC sponsored ADR	39,200	364,168
Atheros Communications, Inc. (a)	5,000	175,500
Atmel Corp. (a)	68,300	333,987
Broadcom Corp. Class A (a)	52,100	1,695,855
Cavium Networks, Inc.	1,700	49,436
Conexant Systems, Inc. (a)	34,500	44,160
Diodes, Inc. (a)	9,300	307,458
Epistar Corp.	16,153	72,301
Global Mixed-mode Technology, Inc.	13,500	104,183
Himax Technologies, Inc. sponsored ADR	12,300	46,740
Hittite Microwave Corp. (a)	4,400	221,100
Infineon Technologies AG sponsored ADR (a)	13,400	196,712
Intel Corp.	225,890	6,076,435
Intersil Corp. Class A	10,600	321,604
Lattice Semiconductor Corp. (a)	15,200	63,536
Linear Technology Corp.	3,950	130,429
Marvell Technology Group Ltd. (a)	83,700	1,509,111
Maxim Integrated Products, Inc.	32,100	869,910
Microchip Technology, Inc.	8,600	285,262
Micron Technology, Inc. (a)	23,600	248,036
Mindspeed Technologies, Inc. (a)	33,700	58,975
Monolithic Power Systems, Inc. (a)	1,700	37,281

	Shares	Value
National Semiconductor Corp.	33,720	$ 847,721
Netlogic Microsystems, Inc. (a)	800	26,560
NVIDIA Corp. (a)	15,400	544,852
ON Semiconductor Corp. (a)	35,100	358,020
Richtek Technology Corp.	18,550	203,852
Semtech Corp. (a)	6,800	116,348
Silicon Laboratories, Inc. (a)	5,000	218,500
Siliconware Precision Industries Co. Ltd. sponsored ADR	11,145	129,059
Soitec SA (a)	1,300	24,767
Spreadtrum Communications, Inc. ADR	6,200	80,104
Texas Instruments, Inc.	33,800	1,101,880
Volterra Semiconductor Corp. (a)	25,000	307,250
Xilinx, Inc.	25,900	631,960
		19,553,871
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		22,624,395
SOFTWARE - 1.1%
Application Software - 0.0%
NetDragon WebSoft, Inc. (a)	1,500	2,551
Home Entertainment Software - 1.1%
Nintendo Co. Ltd.	500	314,000
TOTAL SOFTWARE		316,551
TOTAL COMMON STOCKS (Cost $29,197,365)		28,647,015
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 4.97% (b) (Cost $94,815)	94,815	94,815
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $29,292,180)	28,741,830
NET OTHER ASSETS - 0.1%	25,648
NET ASSETS - 100%	$ 28,767,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,207,759 or 4.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 1,265,060
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,348
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $29,517,642. Net unrealized depreciation aggregated $775,812, of which $2,166,548 related to appreciated investment securities and $2,942,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

ANR-QTLY-1207

1.809101.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)(d)	16,062	$ 474,953
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	1,020,000
Fluor Corp.	14,900	2,354,200
Jacobs Engineering Group, Inc. (a)	92,200	8,035,230
		11,409,430
ELECTRICAL EQUIPMENT - 2.4%
Electrical Components & Equipment - 0.6%
Energy Conversion Devices, Inc. (a)	21,400	584,006
First Solar, Inc. (d)	2,300	365,263
Q-Cells AG (a)	8,528	1,086,037
Renewable Energy Corp. AS (a)	57,200	2,915,159
Sunpower Corp. Class A (a)	3,200	404,672
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	15,700	924,573
		6,279,710
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	70,308	3,567,174
Vestas Wind Systems AS (a)	170,400	15,202,900
		18,770,074
TOTAL ELECTRICAL EQUIPMENT		25,049,784
ENERGY EQUIPMENT & SERVICES - 28.8%
Oil & Gas Drilling - 7.8%
Atwood Oceanics, Inc. (a)	82,600	6,958,224
Diamond Offshore Drilling, Inc.	116,000	13,134,680
GlobalSantaFe Corp.	203,900	16,522,017
Noble Corp.	285,300	15,106,635
Pride International, Inc. (a)	269,700	9,951,930
Transocean, Inc. (a)	174,075	20,779,333
		82,452,819
Oil & Gas Equipment & Services - 21.0%
Acergy SA	44,800	1,296,512
Aker Kvaerner ASA	30,150	1,050,601
Baker Hughes, Inc.	16,650	1,443,888
Cameron International Corp. (a)	58,200	5,666,352
Compagnie Generale de Geophysique SA (a)	32,341	10,596,403
Emer International Group Ltd. (a)	198,000	129,897
Expro International Group PLC	59,800	1,520,522
Exterran Holdings, Inc. (a)	71,675	6,035,035
FMC Technologies, Inc. (a)	146,600	8,888,358
Global Industries Ltd. (a)	38,600	950,332
Grant Prideco, Inc. (a)	2,700	132,732
NATCO Group, Inc. Class A (a)	4,200	223,902
National Oilwell Varco, Inc. (a)	839,764	61,504,315
Oceaneering International, Inc. (a)	155,000	11,976,850

	Shares	Value
ProSafe ASA	30,650	$ 543,721
Saipem SpA	60,100	2,657,464
Schlumberger Ltd. (NY Shares)	739,300	71,394,201
Smith International, Inc.	239,227	15,800,943
Subsea 7, Inc. (a)	93,000	2,729,433
Superior Energy Services, Inc. (a)	177,000	6,563,160
W-H Energy Services, Inc. (a)	30,800	1,772,848
Weatherford International Ltd. (a)	130,100	8,444,791
WorleyParsons Ltd.	29,874	1,350,397
		222,672,657
TOTAL ENERGY EQUIPMENT & SERVICES		305,125,476
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	19,400	1,107,352
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	41,400	886,374
Constellation Energy Group, Inc.	11,500	1,089,050
NRG Energy, Inc. (a)	21,900	999,954
		2,975,378
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	49,700	3,034,682
MULTI-UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	69,100	4,250,341
OIL, GAS & CONSUMABLE FUELS - 66.1%
Coal & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	9,600	263,424
Arch Coal, Inc.	207,585	8,510,985
CONSOL Energy, Inc.	464,559	26,247,584
Foundation Coal Holdings, Inc.	87,900	3,755,088
International Coal Group, Inc. (a)	15,000	80,700
Massey Energy Co.	53,500	1,694,880
Natural Resource Partners LP	4,700	160,270
Peabody Energy Corp.	532,357	29,678,903
		70,391,834
Integrated Oil & Gas - 26.0%
Chevron Corp. (d)	288,256	26,378,307
ConocoPhillips (d)	363,694	30,899,442
Exxon Mobil Corp.	1,753,498	161,304,280
Hess Corp.	175,600	12,574,716
Marathon Oil Corp.	250,300	14,800,239
Murphy Oil Corp.	24,800	1,826,024
Occidental Petroleum Corp.	213,300	14,728,365
Petroleo Brasileiro SA - Petrobras sponsored ADR	98,800	9,448,244
Suncor Energy, Inc.	28,700	3,144,477
		275,104,094
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - 22.1%
American Oil & Gas, Inc. NV (a)(d)	84,003	$ 646,823
Aurora Oil & Gas Corp. (a)	310,900	441,478
Cabot Oil & Gas Corp.	741,625	29,435,096
Canadian Natural Resources Ltd.	81,300	6,764,380
Chesapeake Energy Corp.	514,700	20,320,356
Concho Resources, Inc.	167,300	3,260,677
EOG Resources, Inc.	231,900	20,546,340
EXCO Resources, Inc. (a)	6,300	106,344
Goodrich Petroleum Corp. (a)	29,100	966,411
Kodiak Oil & Gas Corp. (a)	168,100	386,630
Mariner Energy, Inc. (a)	81,310	2,032,750
Newfield Exploration Co. (a)	21,800	1,173,712
Noble Energy, Inc. (d)	98,800	7,562,152
Petrohawk Energy Corp. (a)	331,500	6,132,750
Plains Exploration & Production Co. (a)	8,400	427,980
Quicksilver Resources, Inc. (a)	290,350	16,549,950
Range Resources Corp.	930,227	41,795,099
Southwestern Energy Co. (a)	191,000	9,880,430
Talisman Energy, Inc.	98,100	2,138,210
Ultra Petroleum Corp. (a)	526,700	37,321,962
Vanguard Natural Resources LLC	5,600	104,440
W&T Offshore, Inc.	49,400	1,324,908
XTO Energy, Inc.	367,600	24,401,288
		233,720,166
Oil & Gas Refining & Marketing - 9.1%
Holly Corp.	25,600	1,607,680
Petroplus Holdings AG	29,887	2,595,728
Sunoco, Inc.	164,000	12,070,400
Tesoro Corp.	201,300	12,184,689
Valero Energy Corp.	960,548	67,651,396
Western Refining, Inc.	16,700	612,556
		96,722,449
Oil & Gas Storage & Transport - 2.2%
Williams Companies, Inc.	639,377	23,330,867
TOTAL OIL, GAS & CONSUMABLE FUELS		699,269,410

	Shares	Value
SOFTWARE - 0.0%
Application Software - 0.0%
Zhongyu Gas Holdings Ltd. (a)	888,000	$ 162,300
TOTAL COMMON STOCKS (Cost $673,581,401)		1,052,859,106
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 4.97% (b)	9,853,467	9,853,467
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	13,169,188	13,169,188
TOTAL MONEY MARKET FUNDS (Cost $23,022,655)		23,022,655
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $696,604,056)	1,075,881,761
NET OTHER ASSETS - (1.7)%	(18,247,064)
NET ASSETS - 100%	$ 1,057,634,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,160
Fidelity Securities Lending Cash Central Fund	22,434
Total	$ 105,594
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $698,459,059. Net unrealized appreciation aggregated $377,422,702, of which $379,802,259 related to appreciated investment securities and $2,379,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFFS-QTLY-1207

1.809094.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 18.1%
Asset Management & Custody Banks - 9.6%
Bank New York Mellon Corp.	93,800	$ 4,582,130
BlackRock Kelso Capital Corp. (d)	16,700	238,810
EFG International	49,110	2,295,870
Fortress Investment Group LLC (d)	47,100	1,038,555
Franklin Resources, Inc.	41,500	5,381,720
Janus Capital Group, Inc.	87,900	3,033,429
Julius Baer Holding AG (Bearer)	20,078	1,736,869
KKR Private Equity Investors, LP	23,000	455,400
KKR Private Equity Investors, LP Restricted Depositary Units (e)	37,100	734,580
State Street Corp. (d)	107,382	8,565,862
T. Rowe Price Group, Inc.	19,200	1,233,408
The Blackstone Group LP	47,000	1,195,210
		30,491,843
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	36,300	1,948,947
Investment Banking & Brokerage - 7.9%
Bear Stearns Companies, Inc.	30,000	3,408,000
Charles Schwab Corp.	161,000	3,741,640
Goldman Sachs Group, Inc.	19,900	4,933,608
Lazard Ltd. Class A	22,500	1,129,500
Lehman Brothers Holdings, Inc.	65,500	4,148,770
Merrill Lynch & Co., Inc.	54,500	3,598,090
MF Global Ltd.	20,100	594,156
Morgan Stanley	49,000	3,295,740
		24,849,504
TOTAL CAPITAL MARKETS		57,290,294
COMMERCIAL BANKS - 11.5%
Diversified Banks - 8.6%
ICICI Bank Ltd. sponsored ADR	22,500	1,562,400
U.S. Bancorp, Delaware	109,300	3,624,388
Wachovia Corp.	137,198	6,274,065
Wells Fargo & Co.	465,100	15,818,051
		27,278,904
Regional Banks - 2.9%
Cathay General Bancorp	39,521	1,223,965
Center Financial Corp., California	57,600	736,704
Colonial Bancgroup, Inc.	39,300	753,774
Nara Bancorp, Inc.	36,359	562,837
PNC Financial Services Group, Inc.	81,600	5,888,256
Wintrust Financial Corp.	2,700	99,198
		9,264,734
TOTAL COMMERCIAL BANKS		36,543,638
CONSUMER FINANCE - 4.2%
Consumer Finance - 4.2%
American Express Co. (d)	118,600	7,228,670
Capital One Financial Corp. (d)	39,330	2,579,655

	Shares	Value
Discover Financial Services	98,500	$ 1,901,050
Dollar Financial Corp. (a)	46,862	1,537,074
		13,246,449
DIVERSIFIED FINANCIAL SERVICES - 18.9%
Other Diversifed Financial Services - 15.9%
Bank of America Corp. (d)	328,272	15,848,972
Citigroup, Inc.	365,469	15,313,151
Freedom Acquisition Holdings, Inc.	65,800	871,192
JPMorgan Chase & Co.	390,794	18,367,318
		50,400,633
Specialized Finance - 3.0%
CME Group, Inc.	7,525	5,013,531
Deutsche Boerse AG	16,300	2,571,721
JSE Ltd.	30,200	401,954
MarketAxess Holdings, Inc. (a)	85,600	1,341,352
		9,328,558
TOTAL DIVERSIFIED FINANCIAL SERVICES		59,729,191
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
D.R. Horton, Inc.	200	2,538
INSURANCE - 31.7%
Insurance Brokers - 1.1%
National Financial Partners Corp. (d)	46,100	2,520,287
Willis Group Holdings Ltd.	20,740	877,924
		3,398,211
Life & Health Insurance - 7.3%
AFLAC, Inc.	71,100	4,463,658
MetLife, Inc.	127,200	8,757,720
Principal Financial Group, Inc.	61,200	4,141,404
Prudential Financial, Inc.	58,400	5,648,448
		23,011,230
Multi-Line Insurance - 8.1%
American International Group, Inc.	312,460	19,722,475
Assurant, Inc.	25,100	1,466,844
Hartford Financial Services Group, Inc.	47,700	4,628,331
		25,817,650
Property & Casualty Insurance - 8.0%
ACE Ltd.	146,400	8,873,304
AMBAC Financial Group, Inc.	17,700	651,891
Argo Group International Holdings, Ltd. (a)	38,111	1,623,910
Aspen Insurance Holdings Ltd.	91,500	2,503,440
Axis Capital Holdings Ltd.	100,300	3,985,922
MBIA, Inc.	46,900	2,018,576
The Travelers Companies, Inc.	45,200	2,359,892
United America Indemnity Ltd. Class A (a)	76,900	1,695,645
XL Capital Ltd. Class A	21,800	1,568,510
		25,281,090
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 7.2%
Endurance Specialty Holdings Ltd.	142,370	$ 5,582,328
Everest Re Group Ltd.	8,800	937,552
Greenlight Capital Re, Ltd.	600	12,444
IPC Holdings Ltd.	53,066	1,587,204
Max Capital Group Ltd.	99,762	2,822,267
Montpelier Re Holdings Ltd.	19,400	347,260
PartnerRe Ltd.	14,500	1,207,125
Platinum Underwriters Holdings Ltd.	254,600	9,165,600
RenaissanceRe Holdings Ltd.	18,200	1,061,788
		22,723,568
TOTAL INSURANCE		100,231,749
REAL ESTATE INVESTMENT TRUSTS - 5.4%
Mortgage REITs - 0.9%
Annaly Capital Management, Inc.	164,100	2,804,469
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	41,100	2,064,864
UDR, Inc.	66,600	1,581,084
		3,645,948
Retail REITs - 3.4%
CBL & Associates Properties, Inc.	24,292	804,308
Developers Diversified Realty Corp.	74,600	3,759,840
General Growth Properties, Inc.	74,300	4,038,948
Simon Property Group, Inc.	20,600	2,144,666
		10,747,762
TOTAL REAL ESTATE INVESTMENT TRUSTS		17,198,179
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	125,000	3,748,097
THRIFTS & MORTGAGE FINANCE - 7.9%
Thrifts & Mortgage Finance - 7.9%
BankUnited Financial Corp. Class A (d)	90,400	780,152
Countrywide Financial Corp.	182,730	2,835,970
Fannie Mae	153,935	8,780,452
FirstFed Financial Corp. (a)(d)	39,400	1,685,532

	Shares	Value
Freddie Mac	113,200	$ 5,912,436
Hudson City Bancorp, Inc.	155,175	2,430,041
Washington Mutual, Inc. (d)	98,900	2,757,332
		25,181,915
TOTAL COMMON STOCKS (Cost $242,724,576)		313,172,050
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 4.97% (b)	4,300,337	4,300,337
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	27,244,325	27,244,325
TOTAL MONEY MARKET FUNDS (Cost $31,544,662)		31,544,662
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $274,269,238)	344,716,712
NET OTHER ASSETS - (8.9)%	(28,130,333)
NET ASSETS - 100%	$ 316,586,379
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 734,580 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,057
Fidelity Securities Lending Cash Central Fund	33,797
Total	$ 57,854
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $275,268,814. Net unrealized appreciation aggregated $69,447,898, of which $81,042,647 related to appreciated investment securities and $11,594,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFHC-QTLY-1207

1.809075.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
BIOTECHNOLOGY - 13.1%
Biotechnology - 13.1%
3SBio, Inc. sponsored ADR	22,900	$ 470,366
Alexion Pharmaceuticals, Inc. (a)	17,900	1,369,350
Alnylam Pharmaceuticals, Inc. (a)	138,400	4,370,672
Amgen, Inc. (a)	273,300	15,881,463
Amylin Pharmaceuticals, Inc. (a)	46,200	2,079,924
Arena Pharmaceuticals, Inc. (a)(d)	36,600	351,726
Biogen Idec, Inc. (a)	47,553	3,539,845
Celgene Corp. (a)	152,087	10,037,742
Cephalon, Inc. (a)	21,900	1,614,906
Cougar Biotechnology, Inc. (a)	8,200	277,980
CSL Ltd.	102,828	3,495,751
CytRx Corp. (a)	163,200	616,896
deCODE genetics, Inc. (a)(d)	171,562	586,742
Genentech, Inc. (a)	51,186	3,794,418
Genmab AS (a)	5,600	380,434
Genzyme Corp. (a)	63,800	4,846,886
Gilead Sciences, Inc. (a)	392,350	18,122,647
Grifols SA	23,723	627,250
GTx, Inc. (a)(d)	162,417	2,562,940
Human Genome Sciences, Inc. (a)	57,800	546,788
ImClone Systems, Inc. (a)	48,700	2,101,405
Indevus Pharmaceuticals, Inc. (a)	58,900	453,530
Isis Pharmaceuticals, Inc. (a)(d)	103,619	1,825,767
MannKind Corp. (a)	30,591	279,296
Memory Pharmaceuticals Corp. (a)	683,999	642,959
Molecular Insight Pharmaceuticals, Inc. (d)	80,400	542,700
Myriad Genetics, Inc. (a)	14,800	819,328
ONYX Pharmaceuticals, Inc. (a)	13,700	639,927
OREXIGEN Therapeutics, Inc.	15,100	221,064
OSI Pharmaceuticals, Inc. (a)	39,405	1,638,066
PDL BioPharma, Inc. (a)	85,600	1,814,720
Progenics Pharmaceuticals, Inc. (a)	41,599	963,433
Theravance, Inc. (a)	45,200	1,130,904
United Therapeutics Corp. (a)	7,400	506,456
Vertex Pharmaceuticals, Inc. (a)	56,400	1,823,976
Zymogenetics, Inc. (a)(d)	18,200	244,790
		91,223,047
CHEMICALS - 1.3%
Diversified Chemicals - 0.8%
Bayer AG sponsored ADR	67,477	5,560,105
Fertilizers & Agricultural Chemicals - 0.4%
Agrium, Inc.	6,900	438,466
Monsanto Co.	14,300	1,396,109
Potash Corp. of Saskatchewan, Inc.	6,700	822,894
		2,657,469
Specialty Chemicals - 0.1%
Lonza Group AG	6,935	807,676
TOTAL CHEMICALS		9,025,250

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	57,400	$ 830,578
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
A&D Pharma Holdings NV (Reg. S) unit	13,800	339,888
CVS Caremark Corp.	80,100	3,345,777
		3,685,665
FOOD PRODUCTS - 0.9%
Agricultural Products - 0.1%
Bunge Ltd.	3,900	449,241
Packaged Foods & Meats - 0.8%
BioMar Holding AS	12,500	519,958
Cermaq ASA	161,600	2,476,773
Leroy Seafood Group ASA	31,500	669,151
Marine Harvest ASA (a)	2,226,000	2,256,487
		5,922,369
TOTAL FOOD PRODUCTS		6,371,610
HEALTH CARE EQUIPMENT & SUPPLIES - 17.2%
Health Care Equipment - 14.7%
American Medical Systems Holdings, Inc. (a)	88,700	1,134,473
ArthroCare Corp. (a)	40,700	2,638,988
Aspect Medical Systems, Inc. (a)(d)	237,900	3,256,851
Baxter International, Inc.	251,530	15,094,315
Beckman Coulter, Inc.	4,700	332,854
Becton, Dickinson & Co.	235,100	19,621,446
BioLase Technology, Inc. (a)(d)	53,000	270,830
C.R. Bard, Inc.	154,179	12,890,906
Covidien Ltd.	115,700	4,813,120
Electro-Optical Sciences, Inc. (a)	243,923	1,290,353
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(e)	60,018	122,101
warrants 8/2/12 (a)(e)	16,500	33,051
Gen-Probe, Inc. (a)	105,000	7,352,100
Golden Meditech Co. Ltd.	4,820,000	2,264,649
Gyrus Group PLC (a)	74,751	664,382
Hillenbrand Industries, Inc.	9,200	508,024
I-Flow Corp. (a)(d)	180,884	3,297,515
Integra LifeSciences Holdings Corp. (a)	48,900	2,370,183
Kinetic Concepts, Inc. (a)	2,800	168,280
Medtronic, Inc.	93,600	4,440,384
Meridian Bioscience, Inc.	3,700	122,433
NeuroMetrix, Inc. (a)	64,400	553,840
Northstar Neuroscience, Inc. (a)	171,400	2,271,050
Orthofix International NV (a)	7,700	415,030
Quidel Corp. (a)	19,900	410,935
Respironics, Inc. (a)	70,100	3,509,206
Sirona Dental Systems, Inc. (a)(d)	29,435	990,193
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Smith & Nephew PLC	55,000	$ 745,470
Smith & Nephew PLC sponsored ADR	26,600	1,802,682
St. Jude Medical, Inc. (a)	81,600	3,323,568
Stryker Corp.	57,100	4,054,100
The Spectranetics Corp. (a)	64,309	1,028,944
ThermoGenesis Corp. (a)	123,934	273,894
		102,066,150
Health Care Supplies - 2.5%
Cooper Companies, Inc.	19,043	799,806
Inverness Medical Innovations, Inc. (a)	237,787	14,288,621
Omega Pharma SA	13,254	887,151
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	700,000	1,559,227
TranS1, Inc.	3,700	92,500
		17,627,305
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		119,693,455
HEALTH CARE PROVIDERS & SERVICES - 18.8%
Health Care Distributors & Services - 3.5%
Celesio AG	900	51,048
Chindex International, Inc. (a)(d)	14,600	497,276
Henry Schein, Inc. (a)	28,000	1,677,200
McKesson Corp.	227,300	15,024,530
Patterson Companies, Inc. (a)	24,900	973,839
Profarma Distribuidora de Produtos Farmaceuticos SA	315,000	6,099,358
United Drug PLC (Ireland)	64,300	321,395
		24,644,646
Health Care Facilities - 3.4%
Acibadem Saglik Hizmetleri AS	325,923	2,417,764
Apollo Hospitals Enterprise Ltd.	123,769	1,542,319
Bangkok Dusit Medical Service PCL (For. Reg.)	250,100	290,686
Brookdale Senior Living, Inc. (d)	142,438	5,254,538
Bumrungrad Hospital PCL (For. Reg.)	1,296,200	1,687,711
Community Health Systems, Inc. (a)	20,100	661,893
Emeritus Corp. (a)	135,290	4,464,570
LifePoint Hospitals, Inc. (a)	44,209	1,349,259
Raffles Medical Group Ltd.	56,000	59,580
Sun Healthcare Group, Inc. (a)	211,214	3,411,106
Universal Health Services, Inc. Class B	16,600	809,250
VCA Antech, Inc. (a)	30,520	1,405,446
		23,354,122
Health Care Services - 4.4%
athenahealth, Inc.	500	19,115
Diagnosticos da America SA	221,500	5,172,302
Emergency Medical Services Corp. Class A (a)	100	3,037

	Shares	Value
Express Scripts, Inc. (a)	151,080	$ 9,533,148
HAPC, Inc. (a)	453,700	2,268,500
HAPC, Inc. warrants 4/11/11 (a)	83,700	38,502
Health Grades, Inc. (a)	322,898	1,972,907
Healthways, Inc. (a)	13,033	791,103
HMS Holdings Corp. (a)	37,400	1,064,778
LHC Group, Inc. (a)(d)	157,265	3,613,950
Matria Healthcare, Inc. (a)	4,700	120,696
Nighthawk Radiology Holdings, Inc. (a)	194,800	4,585,592
Omnicare, Inc.	43,829	1,292,956
Rural/Metro Corp. (a)	13,331	40,126
		30,516,712
Managed Health Care - 7.5%
Health Net, Inc. (a)	68,400	3,666,924
Healthspring, Inc. (a)	38,700	812,700
Humana, Inc. (a)	176,300	13,213,685
UnitedHealth Group, Inc.	576,509	28,335,417
WellPoint, Inc. (a)	82,200	6,512,706
		52,541,432
TOTAL HEALTH CARE PROVIDERS & SERVICES		131,056,912
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts Healthcare Solutions, Inc. (a)	155,147	4,297,572
Cerner Corp. (a)	56,703	3,377,231
Eclipsys Corp. (a)	122,767	2,769,624
Health Corp. (a)	293,300	4,138,463
Vital Images, Inc. (a)	35,900	630,045
		15,212,935
INSURANCE - 1.1%
Life & Health Insurance - 1.1%
Universal American Financial Corp. (a)	328,600	7,971,836
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)(d)	42,289	1,944,025
LIFE SCIENCES TOOLS & SERVICES - 8.2%
Life Sciences Tools & Services - 8.2%
Affymetrix, Inc. (a)	11,000	280,060
AMAG Pharmaceuticals, Inc.	56,801	3,711,945
Applera Corp. - Applied Biosystems Group	67,900	2,521,806
Bruker BioSciences Corp. (a)	335,210	3,469,424
Covance, Inc. (a)	25,500	2,103,750
Dishman Pharmaceuticals and Chemicals Ltd.	139,579	1,153,689
Divi's Laboratories Ltd.	14,168	625,968
Exelixis, Inc. (a)	149,513	1,644,643
Illumina, Inc. (a)	47,272	2,654,323
Invitrogen Corp. (a)	16,600	1,508,442
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Luminex Corp. (a)(d)	30,404	$ 484,640
Millipore Corp. (a)	47,220	3,666,633
PerkinElmer, Inc.	321,178	8,838,819
Pharmaceutical Product Development, Inc.	37,500	1,584,000
QIAGEN NV (a)	112,200	2,641,188
Techne Corp. (a)	10,135	661,207
Thermo Fisher Scientific, Inc. (a)	218,025	12,822,050
Third Wave Technologies, Inc. (a)	36,700	331,768
Waters Corp. (a)	81,000	6,235,380
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	5,900	227,091
		57,165,448
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Pall Corp.	29,000	1,162,030
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Bare Escentuals, Inc.	28,292	698,812
Hengan International Group Co. Ltd.	188,000	733,204
		1,432,016
PHARMACEUTICALS - 31.8%
Pharmaceuticals - 31.8%
Abbott Laboratories	305,200	16,670,024
Adams Respiratory Therapeutics, Inc. (a)	17,526	770,092
Alembic Ltd.	241,371	635,624
Allergan, Inc. (d)	258,920	17,497,814
Aurobindo Pharma Ltd.	78,416	1,176,375
Barr Pharmaceuticals, Inc. (a)	109,900	6,299,468
BioMimetic Therapeutics, Inc. (a)	241,162	3,320,801
Bristol-Myers Squibb Co.	711,700	21,343,883
China Shineway Pharmaceutical Group Ltd.	1,634,000	1,202,200
Eczacibasi ILAC Sanayi TAS (a)	82,000	362,163
Elan Corp. PLC sponsored ADR (a)	78,100	1,858,780
Eli Lilly & Co.	20,200	1,093,830
Forest Laboratories, Inc. (a)	12,300	480,561
Jazz Pharmaceuticals, Inc.	34,787	465,450
Johnson & Johnson	410,458	26,749,548
Merck & Co., Inc.	942,700	54,921,702
Nastech Pharmaceutical Co., Inc. (a)	2,300	31,349
Nexmed, Inc. (a)	156,500	223,795
Novo Nordisk AS Series B sponsored ADR	3,200	399,008
Pfizer, Inc.	60,420	1,486,936
Schering-Plough Corp.	939,900	28,685,748
Shire PLC sponsored ADR	47,000	3,532,050

	Shares	Value
Sirtris Pharmaceuticals, Inc.	3,400	$ 57,664
Stada Arzneimittel AG	19,200	1,220,608
ULURU, Inc.	3,800	15,922
Wyeth	543,342	26,422,721
XenoPort, Inc. (a)	84,900	4,166,892
		221,090,778
SOFTWARE - 0.2%
Application Software - 0.1%
Nuance Communications, Inc. (a)	35,800	791,538
Systems Software - 0.1%
Quality Systems, Inc.	16,148	585,042
TOTAL SOFTWARE		1,376,580
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Footwear - 0.2%
China Hongxing Sports Ltd.	1,467,000	1,315,506
WATER UTILITIES - 0.3%
Water Utilities - 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	33,200	1,727,064
TOTAL COMMON STOCKS (Cost $532,832,014)		672,284,735
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 4.97% (b)	16,462,404	16,462,404
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	22,512,309	22,512,309
TOTAL MONEY MARKET FUNDS (Cost $38,974,713)		38,974,713
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $571,105,587)	711,261,056
NET OTHER ASSETS - (2.2)%	(15,099,831)
NET ASSETS - 100%	$ 696,161,225
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $155,152 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,714
Fidelity Securities Lending Cash Central Fund	67,052
Total	$ 204,766
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $572,007,046. Net unrealized appreciation aggregated $139,254,010, of which $149,695,825 related to appreciated investment securities and $10,441,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFCY-QTLY-1207

1.809093.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 17.9%
Aerospace & Defense - 17.9%
General Dynamics Corp.	99,300	$ 9,032,328
Honeywell International, Inc.	267,000	16,129,470
Lockheed Martin Corp.	108,000	11,884,320
Raytheon Co.	123,100	7,830,391
Spirit AeroSystems Holdings, Inc. Class A	83,300	2,892,176
United Technologies Corp.	331,200	25,366,608
		73,135,293
AIR FREIGHT & LOGISTICS - 1.7%
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	54,600	2,725,632
FedEx Corp.	41,800	4,319,612
		7,045,244
AIRLINES - 2.7%
Airlines - 2.7%
AMR Corp. (a)	83,300	1,999,200
Delta Air Lines, Inc. (a)	113,447	2,359,698
UAL Corp. (a)	68,600	3,285,940
US Airways Group, Inc. (a)	118,600	3,280,476
		10,925,314
AUTO COMPONENTS - 2.1%
Auto Parts & Equipment - 2.1%
Johnson Controls, Inc.	148,000	6,470,560
WABCO Holdings, Inc.	41,700	2,119,194
		8,589,754
AUTOMOBILES - 1.7%
Automobile Manufacturers - 1.7%
DaimlerChrysler AG	38,700	4,262,805
Fiat SpA	80,700	2,603,767
		6,866,572
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
Lennox International, Inc.	82,700	2,952,390
Masco Corp. (d)	206,600	4,974,928
		7,927,318
CHEMICALS - 3.4%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	44,500	663,050
Fertilizers & Agricultural Chemicals - 0.6%
Agrium, Inc.	37,900	2,408,388
Industrial Gases - 1.0%
Airgas, Inc.	80,700	4,072,929
Specialty Chemicals - 1.6%
Albemarle Corp.	41,700	1,991,592

	Shares	Value
Ecolab, Inc.	59,400	$ 2,801,898
Nalco Holding Co.	72,500	1,802,350
		6,595,840
TOTAL CHEMICALS		13,740,207
COMMERCIAL SERVICES & SUPPLIES - 7.7%
Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	27,900	1,124,091
Diversified Commercial & Professional Services - 3.1%
Corrections Corp. of America (a)	69,400	1,963,326
Equifax, Inc.	62,900	2,421,650
The Brink's Co.	130,100	8,150,765
		12,535,741
Environmental & Facility Services - 4.3%
Allied Waste Industries, Inc. (a)	564,200	7,131,488
Fuel Tech, Inc. (a)	62,433	1,846,144
Waste Connections, Inc. (a)	66,500	2,248,365
Waste Management, Inc.	179,100	6,517,449
		17,743,446
TOTAL COMMERCIAL SERVICES & SUPPLIES		31,403,278
CONSTRUCTION & ENGINEERING - 5.3%
Construction & Engineering - 5.3%
Chicago Bridge & Iron Co. NV (NY Shares)	68,300	3,415,000
Fluor Corp.	23,330	3,686,140
Great Lakes Dredge & Dock Corp. (a)	17,700	158,415
Jacobs Engineering Group, Inc. (a)	34,500	3,006,675
Quanta Services, Inc. (a)	82,183	2,712,039
Shaw Group, Inc. (a)	118,050	8,806,530
		21,784,799
ELECTRICAL EQUIPMENT - 9.6%
Electrical Components & Equipment - 7.0%
AMETEK, Inc.	54,400	2,556,800
Cooper Industries Ltd. Class A	110,700	5,799,573
Emerson Electric Co. (d)	199,200	10,412,184
First Solar, Inc.	12,800	2,032,768
General Cable Corp. (a)	38,300	2,757,217
Genlyte Group, Inc. (a)	21,200	1,380,120
Nexans SA	12,500	2,124,122
SolarWorld AG	13,900	942,876
Sunpower Corp. Class A (a)	3,500	442,610
		28,448,270
Heavy Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	137,000	4,140,140
Alstom SA	14,600	3,445,739
Vestas Wind Systems AS (a)	33,200	2,962,067
		10,547,946
TOTAL ELECTRICAL EQUIPMENT		38,996,216
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)(d)	23,500	$ 2,526,015
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
FMC Technologies, Inc. (a)	16,700	1,012,521
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	35,200	1,607,232
INDUSTRIAL CONGLOMERATES - 15.1%
Industrial Conglomerates - 15.1%
3M Co. (d)	74,300	6,416,548
General Electric Co.	994,400	40,929,504
Orkla ASA (A Shares)	55,600	1,032,949
Siemens AG sponsored ADR	57,535	7,846,048
Tyco International Ltd.	124,325	5,118,460
		61,343,509
MACHINERY - 20.0%
Construction & Farm Machinery & Heavy Trucks - 5.8%
Bucyrus International, Inc. Class A	60,500	4,991,250
Cummins, Inc.	57,666	6,917,613
Navistar International Corp. (a)	42,200	2,658,600
Oshkosh Truck Co.	83,508	4,526,134
PACCAR, Inc.	82,402	4,578,255
		23,671,852
Industrial Machinery - 14.2%
Danaher Corp.	137,900	11,813,893
Donaldson Co., Inc.	53,600	2,297,296
Eaton Corp.	56,900	5,267,802
Flowserve Corp.	58,600	4,627,056
IDEX Corp.	43,000	1,523,060
Illinois Tool Works, Inc.	135,700	7,770,182
Ingersoll-Rand Co. Ltd. Class A	100,300	5,050,105
ITT Corp.	56,400	3,774,288
Pall Corp.	69,300	2,776,851
SPX Corp.	55,600	5,632,280
Sulzer AG (Reg.)	4,613	7,399,598
		57,932,411
TOTAL MACHINERY		81,604,263
MARINE - 0.4%
Marine - 0.4%
Kirby Corp. (a)	31,500	1,438,920
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Titanium Metals Corp. (a)(d)	108,600	3,822,720

	Shares	Value
ROAD & RAIL - 6.2%
Railroads - 2.2%
Union Pacific Corp.	69,500	$ 8,898,780
Trucking - 4.0%
Hertz Global Holdings, Inc.	166,700	3,614,056
Knight Transportation, Inc. (d)	111,800	1,785,446
Landstar System, Inc.	69,526	2,926,349
Old Dominion Freight Lines, Inc. (a)	118,136	2,668,692
Ryder System, Inc.	112,100	5,363,985
		16,358,528
TOTAL ROAD & RAIL		25,257,308
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	137,205	2,325,625
TOTAL COMMON STOCKS (Cost $343,906,163)		401,352,108
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	174,850
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	6,321,502	6,321,502
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	20,484,700	20,484,700
TOTAL MONEY MARKET FUNDS (Cost $26,806,202)		26,806,202
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $370,790,115)	428,333,160
NET OTHER ASSETS - (5.1)%	(20,666,665)
NET ASSETS - 100%	$ 407,666,495
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,980
Fidelity Securities Lending Cash Central Fund	10,521
Total	$ 89,501
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $370,879,442. Net unrealized appreciation aggregated $57,453,718, of which $64,627,265 related to appreciated investment securities and $7,173,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

ARE-QTLY-1207

1.809102.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.2%
Corrections Corp. of America (a)	116,000	$ 3,281,640
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Capital Senior Living Corp. (a)	127,827	1,142,773
Emeritus Corp. (a)	48,000	1,584,000
Sun Healthcare Group, Inc. (a)	56,500	912,475
TOTAL HEALTH CARE FACILITIES		3,639,248
HOTELS, RESTAURANTS & LEISURE - 1.7%
Hotels, Resorts & Cruise Lines - 1.7%
Gaylord Entertainment Co. (a)	37,000	2,015,760
Starwood Hotels & Resorts Worldwide, Inc.	49,900	2,837,314
TOTAL HOTELS, RESORTS & CRUISE LINES		4,853,074
HOUSEHOLD DURABLES - 0.1%
Homebuilding - 0.1%
Centex Corp.	15,500	388,430
Standard Pacific Corp.	7,100	34,080
TOTAL HOMEBUILDING		422,510
REAL ESTATE INVESTMENT TRUSTS - 90.2%
REITs - Apartments - 17.2%
Apartment Investment & Management Co. Class A	116,700	5,453,391
AvalonBay Communities, Inc.	57,800	7,089,170
BRE Properties, Inc. Class A (d)	161,300	8,839,240
Equity Residential (SBI)	218,700	9,137,286
GMH Communities Trust	155,579	1,148,173
Home Properties, Inc. (d)	211,600	10,880,472
Pennsylvania (REIT) (SBI)	94,300	3,597,545
UDR, Inc.	113,100	2,684,994
TOTAL REITS - APARTMENTS		48,830,271
REITs - Factory Outlets - 1.9%
Tanger Factory Outlet Centers, Inc.	130,200	5,484,024
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - 4.1%
HCP, Inc.	179,100	$ 6,096,564
Healthcare Realty Trust, Inc.	187,409	4,955,094
Senior Housing Properties Trust (SBI)	33,200	744,344
TOTAL REITS - HEALTH CARE FACILITIES		11,796,002
REITs - Hotels - 6.9%
Host Hotels & Resorts, Inc.	305,594	6,771,963
LaSalle Hotel Properties (SBI)	177,600	7,338,432
Strategic Hotel & Resorts, Inc.	255,900	5,588,856
TOTAL REITS - HOTELS		19,699,251
REITs - Industrial Buildings - 13.5%
DCT Industrial Trust, Inc. (d)	364,049	3,906,246
ProLogis Trust	266,723	19,134,708
Public Storage	190,518	15,426,242
TOTAL REITS - INDUSTRIAL BUILDINGS		38,467,196
REITs - Malls - 15.7%
General Growth Properties, Inc. (d)	306,699	16,672,158
Simon Property Group, Inc.	244,700	25,475,718
Taubman Centers, Inc.	44,500	2,619,715
TOTAL REITS - MALLS		44,767,591
REITs - Management/Investment - 1.2%
Digital Realty Trust, Inc.	14,300	629,057
Equity Lifestyle Properties, Inc.	41,700	2,095,008
Unibail-Rodamco	3,200	795,658
TOTAL REITS - MANAGEMENT/INVESTMENT		3,519,723
REITs - Mortgage - 0.3%
MFA Mortgage Investments, Inc.	89,500	766,120
REITs - Office Buildings - 18.0%
Alexandria Real Estate Equities, Inc. (d)	91,900	9,478,566
American Financial Realty Trust (SBI)	318,000	2,143,320
Boston Properties, Inc. (d)	90,800	9,837,272
Corporate Office Properties Trust (SBI)	203,800	8,423,054
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Highwoods Properties, Inc. (SBI)	254,000	$ 9,133,840
Kilroy Realty Corp.	84,500	5,495,880
SL Green Realty Corp. (d)	55,700	6,720,762
TOTAL REITS - OFFICE BUILDINGS		51,232,694
REITs - Shopping Centers - 11.4%
Developers Diversified Realty Corp.	128,600	6,481,440
Equity One, Inc.	24,500	641,410
Inland Real Estate Corp. (d)	413,800	6,165,620
Kimco Realty Corp.	172,490	7,161,785
Vornado Realty Trust (d)	106,850	11,937,282
TOTAL REITS - SHOPPING CENTERS		32,387,537
TOTAL REAL ESTATE INVESTMENT TRUSTS		256,950,409
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.8%
Real Estate Management & Development - 3.8%
Brookfield Properties Corp.	370,300	9,246,393
CB Richard Ellis Group, Inc. Class A (a)	23,900	582,682
Grubb & Ellis Co. (a)	100,200	850,698
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,679,773
TOTAL COMMON STOCKS (Cost $233,210,285)		279,826,654
Money Market Funds - 16.5%

Fidelity Cash Central Fund, 4.97% (b)	3,782,329	3,782,329
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	43,144,663	43,144,663
TOTAL MONEY MARKET FUNDS (Cost $46,926,992)		46,926,992
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $280,137,277)		326,753,646
NET OTHER ASSETS - (14.8)%		(42,037,314)
NET ASSETS - 100%		$ 284,716,332
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,485
Fidelity Securities Lending Cash Central Fund	38,350
Total	$ 117,835
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $281,099,070. Net unrealized appreciation aggregated $45,654,576, of which $57,012,641 related to appreciated investment securities and $11,358,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFTF-QTLY-1207

1.809103.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.2%
China Security & Surveillance Technology, Inc. (a)(d)	66,339	$ 1,691,645
Equifax, Inc.	10,300	396,550
		2,088,195
Human Resource & Employment Services - 0.3%
Kenexa Corp. (a)	94,600	2,773,672
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,861,867
COMMUNICATIONS EQUIPMENT - 29.2%
Communications Equipment - 29.2%
AAC Acoustic Technology Holdings, Inc. (a)	1,230,000	1,621,690
Adtran, Inc.	98,100	2,361,267
ADVA AG Optical Networking (a)	298,245	2,471,597
Airvana, Inc. (d)	462,200	3,249,266
Aruba Networks, Inc.	9,800	187,082
AudioCodes Ltd. (a)	591,750	3,852,293
Avocent Corp. (a)	171,270	4,629,428
Balda AG (a)	111,500	1,195,405
Blue Coat Systems, Inc. (a)	137,600	5,585,184
Cisco Systems, Inc. (a)	2,067,200	68,341,632
CommScope, Inc. (a)	14,500	683,965
Comtech Group, Inc. (a)	312,719	6,726,586
Comverse Technology, Inc. (a)	237,900	4,572,438
CyberTAN Technology, Inc.	288,000	800,123
Delta Networks, Inc.	1,875,000	904,798
F5 Networks, Inc. (a)	751,100	27,062,133
Finisar Corp. (a)	1,025,471	2,379,093
Foxconn International Holdings Ltd. (a)	2,772,000	7,729,461
Harris Stratex Networks, Inc. Class A (a)	202,300	3,867,976
Infinera Corp.	35,300	779,071
Ixia (a)	331,700	3,469,582
Juniper Networks, Inc. (a)	396,746	14,282,856
Mogem Co. Ltd.	309,043	1,736,941
Motorola, Inc.	320,800	6,027,832
Nokia Corp. sponsored ADR	130,700	5,191,404
Opnext, Inc.	199,491	2,373,943
Optium Corp.	158,400	1,696,464
OZ Optics Ltd. unit (a)(f)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	1,012,000	5,626,720
QUALCOMM, Inc.	158,200	6,759,886
RADWARE Ltd. (a)	79,000	1,336,680
Research In Motion Ltd. (a)	389,910	48,547,697
Riverbed Technology, Inc.	90,000	3,041,100
SIM Technology Group	5,180,000	1,167,995
Sonus Networks, Inc. (a)(d)	1,446,700	9,982,230
Starent Networks Corp.	152,900	3,788,862
		265,033,680

	Shares	Value
COMPUTERS & PERIPHERALS - 16.8%
Computer Hardware - 9.6%
Apple, Inc. (a)	387,055	$ 73,521,094
Concurrent Computer Corp. (a)	296,473	337,979
Cray, Inc. (a)	294,100	1,785,187
Foxconn Technology Co. Ltd.	78,000	939,034
High Tech Computer Corp.	240,600	4,909,295
Palm, Inc.	166,000	1,497,320
Sun Microsystems, Inc. (a)	754,700	4,309,337
		87,299,246
Computer Storage & Peripherals - 7.2%
ASUSTeK Computer, Inc.	1,135,278	3,995,113
Brocade Communications Systems, Inc. (a)	249,000	2,367,990
EMC Corp. (a)	734,900	18,659,111
Innolux Display Corp.	639,171	2,959,582
Netezza Corp.	107,700	1,480,875
Network Appliance, Inc. (a)	725,800	22,855,442
SanDisk Corp. (a)	292,900	13,004,760
		65,322,873
TOTAL COMPUTERS & PERIPHERALS		152,622,119
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR	86,400	7,734,528
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 2.3%
Evergreen Solar, Inc. (a)(d)	379,297	4,384,673
First Solar, Inc.	15,600	2,477,436
General Cable Corp. (a)	9,900	712,701
Neo-Neon Holdings Ltd.	4,768,000	5,617,155
Q-Cells AG (a)	1,200	152,819
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	99,300	5,847,777
Superior Essex, Inc. (a)	49,340	1,640,555
		20,833,116
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Electronic Equipment & Instruments - 0.9%
Chi Mei Optoelectronics Corp.	1,723,920	2,474,526
Chunghwa Picture Tubes LTD. (a)	5,891,000	2,454,962
Cognex Corp.	13,600	244,528
Cyntec Co. Ltd.	504,637	802,247
ENE Technology, Inc.	66,000	309,677
Motech Industries, Inc. GDR (a)(e)	94,317	989,777
Vishay Intertechnology, Inc. (a)	97,700	1,230,043
		8,505,760
Electronic Manufacturing Services - 1.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	931,743	7,075,437
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Manufacturing Services - continued
SMART Modular Technologies (WWH), Inc. (a)	234,363	$ 2,071,769
Trimble Navigation Ltd. (a)	83,000	3,461,100
		12,608,306
Technology Distributors - 0.4%
Mellanox Technologies Ltd.	159,000	3,753,990
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		24,868,056
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	600	22,938
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	36,400	2,167,984
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Ctrip.com International Ltd. sponsored ADR	177,100	9,981,356
Home Inns & Hotels Management, Inc. ADR (d)	244,200	10,752,126
		20,733,482
HOUSEHOLD DURABLES - 3.7%
Consumer Electronics - 3.7%
Directed Electronics, Inc. (a)	90,928	224,592
Garmin Ltd.	57,300	6,154,020
Harman International Industries, Inc.	20,000	1,684,000
Merry Electronics Co. Ltd.	194,579	702,755
Sony Corp. sponsored ADR	76,700	3,793,582
Tele Atlas NV (a)	514,506	20,662,940
		33,221,889
Household Appliances - 0.0%
iRobot Corp. (a)	1,400	25,326
TOTAL HOUSEHOLD DURABLES		33,247,215
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	1,300	22,087
INTERNET SOFTWARE & SERVICES - 9.8%
Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a)	134,800	5,282,812
Constant Contact, Inc.	1,000	24,900
DealerTrack Holdings, Inc. (a)	12,300	603,807
Equinix, Inc. (a)	21,800	2,543,188
Google, Inc. Class A (sub. vtg.) (a)	80,950	57,231,650
Greenfield Online, Inc. (a)	89,700	1,368,822
Internap Network Services Corp. (a)	113,700	1,894,242
LivePerson, Inc. (a)	454,600	2,609,404
Omniture, Inc. (a)	193,968	6,625,947

	Shares	Value
Openwave Systems, Inc.	378,093	$ 1,497,248
Sohu.com, Inc. (a)(d)	20,400	1,222,164
Switch & Data Facilities Co., Inc.	2,600	51,168
TechTarget, Inc.	3,900	67,431
Tencent Holdings Ltd.	584,000	5,006,273
Visual Sciences, Inc. (a)	131,323	2,390,079
		88,419,135
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 0.6%
ExlService Holdings, Inc.	88,900	2,400,300
WNS Holdings Ltd. ADR (a)	114,500	2,453,735
		4,854,035
IT Consulting & Other Services - 0.6%
RightNow Technologies, Inc. (a)(d)	285,248	5,710,665
TOTAL IT SERVICES		10,564,700
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Hi-P International Ltd.	2,622,000	885,178
Shin Zu Shing Co. Ltd.	135,000	991,820
		1,876,998
MEDIA - 0.1%
Advertising - 0.1%
Focus Media Holding Ltd. ADR (a)(d)	14,800	917,600
Broadcasting & Cable TV - 0.0%
China Digital TV Holding Co. Ltd. ADR	1,500	58,845
TOTAL MEDIA		976,445
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Management & Development - 0.1%
Move, Inc. (a)	295,625	750,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.3%
Semiconductor Equipment - 1.9%
ASML Holding NV (NY Shares) (a)	149,511	5,220,924
Global Unichip Corp.	362,807	2,945,462
LTX Corp. (a)	400,965	1,327,194
PDF Solutions, Inc. (a)	18,300	144,570
Rudolph Technologies, Inc. (a)	42,920	559,248
Tessera Technologies, Inc. (a)	173,900	6,641,241
		16,838,639
Semiconductors - 18.4%
Advanced Analog Technology, Inc.	571,500	3,025,536
Advanced Micro Devices, Inc. (a)(d)	1,655,136	21,649,179
Anpec Electronics Corp.	192,677	511,506
Applied Micro Circuits Corp. (a)	860,500	2,770,810
Atheros Communications, Inc. (a)	259,900	9,122,490
Atmel Corp. (a)	825,500	4,036,695
AuthenTec, Inc. (d)	154,900	2,495,439
Broadcom Corp. Class A (a)	402,522	13,102,091
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cavium Networks, Inc.	203,822	$ 5,927,144
Conexant Systems, Inc. (a)	3,204,681	4,101,992
Cypress Semiconductor Corp. (a)	273,700	10,003,735
Diodes, Inc. (a)	29,100	962,046
Elan Microelectronics Corp.	195,000	415,342
Epistar Corp.	288,000	1,289,088
Faraday Technology Corp.	283,000	825,544
Formosa Epitaxy, Inc. (a)	887,000	1,087,017
Global Mixed-mode Technology, Inc.	412,900	3,186,448
Hittite Microwave Corp. (a)	97,800	4,914,450
Lanoptics Ltd. (a)	132,900	3,109,860
Marvell Technology Group Ltd. (a)	1,631,400	29,414,142
MediaTek, Inc.	99,000	1,934,465
Micrel, Inc.	67,100	607,255
Microsemi Corp. (a)	35,800	952,638
Mindspeed Technologies, Inc. (a)	3,331,715	5,830,501
Monolithic Power Systems, Inc. (a)	119,400	2,618,442
MoSys, Inc. (a)	32,100	201,588
Netlogic Microsystems, Inc. (a)	89,500	2,971,400
Omnivision Technologies, Inc. (a)(d)	151,600	3,357,940
PLX Technology, Inc. (a)	45,400	473,976
PMC-Sierra, Inc. (a)	371,565	3,347,801
Richtek Technology Corp.	632,850	6,954,610
Semtech Corp. (a)	154,100	2,636,651
Silicon Laboratories, Inc. (a)	69,676	3,044,841
SiRF Technology Holdings, Inc. (a)(d)	106,200	3,165,822
Spreadtrum Communications, Inc. ADR	10,700	138,244
Supertex, Inc. (a)	121,031	4,422,473
Taiwan Semiconductor Co. Ltd.	704,000	1,325,637
Taiwan Semiconductor Manufacturing Co. Ltd.	4,449	8,762
Volterra Semiconductor Corp. (a)	106,900	1,313,801
		167,257,401
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		184,096,040
SOFTWARE - 10.4%
Application Software - 4.7%
Ansys, Inc. (a)	123,200	4,781,392
BladeLogic, Inc.	33,363	1,025,245
Callidus Software, Inc. (a)	445,081	3,289,149
Concur Technologies, Inc. (a)(d)	68,500	2,468,740
Global Digital Creations Holdings Ltd. (a)	3,700,000	1,408,176
Informatica Corp. (a)	191,650	3,273,382
Longtop Financial Technologies Ltd. ADR (a)	122,300	3,473,320
Salesforce.com, Inc. (a)	186,100	10,490,457

	Shares	Value
Smith Micro Software, Inc. (a)(d)	511,400	$ 7,880,674
Taleo Corp. Class A (a)	33,700	941,915
Ulticom, Inc. (a)	381,526	3,147,590
Veraz Networks, Inc. (d)	124,308	996,950
		43,176,990
Home Entertainment Software - 2.7%
Activision, Inc. (a)	62,500	1,478,125
Nintendo Co. Ltd.	34,400	21,603,200
Perfect World Co. Ltd. sponsored ADR Class B	2,400	83,256
THQ, Inc. (a)	37,900	1,026,711
		24,191,292
Systems Software - 3.0%
Allot Communications Ltd.	50,000	312,500
Double-Take Software, Inc.	100	2,383
Quality Systems, Inc.	48,200	1,746,286
Sandvine Corp. (a)	379,100	2,609,775
Sandvine Corp. (U.K.) (a)	982,200	6,534,537
Sourcefire, Inc.	1,300	12,740
VMware, Inc. Class A (d)	127,300	15,890,859
		27,109,080
TOTAL SOFTWARE		94,477,362
TOTAL COMMON STOCKS (Cost $808,577,084)		913,308,640
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,647,717
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 4.97% (b)	1,983,843	1,983,843
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	47,863,125	47,863,125
TOTAL MONEY MARKET FUNDS (Cost $49,846,968)		49,846,968
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $859,694,052)	964,803,325
NET OTHER ASSETS - (6.4)%	(57,648,117)
NET ASSETS - 100%	$ 907,155,208
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $989,777 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,894
Fidelity Securities Lending Cash Central Fund	88,871
Total	$ 118,765
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $862,421,319. Net unrealized appreciation aggregated $102,382,006, of which $160,954,631 related to appreciated investment securities and $58,572,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2007

AFUG-QTLY-1207

1.809068.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	52,100	$ 521,521
ELECTRIC UTILITIES - 46.4%
Electric Utilities - 46.4%
Allegheny Energy, Inc.	195,300	11,846,898
American Electric Power Co., Inc.	217,300	10,476,033
Cleco Corp.	27,400	721,990
DPL, Inc.	50,500	1,466,520
Edison International	134,200	7,803,730
Entergy Corp.	129,400	15,511,178
Exelon Corp. (d)	295,900	24,494,602
FirstEnergy Corp.	141,700	9,876,490
FPL Group, Inc.	162,000	11,084,040
Great Plains Energy, Inc.	37,300	1,113,032
ITC Holdings Corp.	17,500	1,001,700
Northeast Utilities	70,100	2,161,183
Pepco Holdings, Inc.	103,900	2,960,111
PPL Corp.	363,700	18,803,290
Reliant Energy, Inc. (a)	156,100	4,295,872
Sierra Pacific Resources	97,600	1,646,512
Westar Energy, Inc.	106,000	2,821,720
		128,084,901
GAS UTILITIES - 5.4%
Gas Utilities - 5.4%
Equitable Resources, Inc.	51,500	2,900,480
Questar Corp.	72,100	4,115,468
Southern Union Co.	250,300	7,884,450
		14,900,398
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 17.5%
Independent Power Producers & Energy Traders - 17.5%
AES Corp. (a)	710,200	15,205,382
Constellation Energy Group, Inc.	177,400	16,799,780
Dynegy, Inc. Class A (a)	264,600	2,436,966
Mirant Corp. (a)	121,500	5,146,740
NRG Energy, Inc. (a)(d)	191,800	8,757,588
		48,346,456
MULTI-UTILITIES - 21.5%
Multi-Utilities - 21.5%
Ameren Corp.	109,000	5,892,540
CenterPoint Energy, Inc.	190,700	3,196,132
CMS Energy Corp.	185,590	3,149,462

	Shares	Value
DTE Energy Co.	31,900	$ 1,582,240
Integrys Energy Group, Inc. (d)	32,100	1,727,301
MDU Resources Group, Inc.	71,100	2,002,176
OGE Energy Corp.	60,900	2,332,470
PG&E Corp.	199,900	9,781,107
Public Service Enterprise Group, Inc.	112,400	10,745,440
Sempra Energy	202,100	12,431,171
Wisconsin Energy Corp.	55,600	2,662,128
Xcel Energy, Inc.	166,900	3,763,595
		59,265,762
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Aqua America, Inc. (d)	68,200	1,586,332
TOTAL COMMON STOCKS (Cost $204,119,389)		252,705,370
Money Market Funds - 17.3%

Fidelity Cash Central Fund, 4.97% (b)	24,408,449	24,408,449
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	23,416,900	23,416,900
TOTAL MONEY MARKET FUNDS (Cost $47,825,349)		47,825,349
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $251,944,738)	300,530,719
NET OTHER ASSETS - (8.9)%	(24,480,630)
NET ASSETS - 100%	$ 276,050,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 244,026
Fidelity Securities Lending Cash Central Fund	17,458
Total	$ 261,484
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $251,960,670. Net unrealized appreciation aggregated $48,570,049, of which $49,091,742 related to appreciated investment securities and $521,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007